Derivative Liabilities (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Embedded Conversion Features - Debt Instrument
Balances, as of the beginning of the year	$ 97,024	$ 87,571	$ 0
Derivative liabilities recorded upon issuance of debt instrument	0	301,351	483,331
Extinguishment due to conversion of debt instruments	(8,994)	(1,448,326)	(3,055)
Net changes in fair value included in net loss	(44,105)	1,156,428	(392,705)
Ending balance	44,015	97,024	87,571
Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	92,751	4,751	0
Derivative liabilities recorded upon issuance of preferred stock	367,053	519,427	207,067
Extinguishment due to conversion of preferred stock	(234,448)	(340,234)	(22,067)
Net changes in fair value included in net loss	(112,489)	(91,193)	(180,249)
Ending balance	112,867	92,751	4,751
Total ending balance	$ 156,882	$ 189,775	$ 92,322